Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations	The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,

(in millions €, except per share data)	2025	2024	2023
Profit attributable to ordinary equity holders of the parent for basic earnings	(1,136.1)	(665.3)	930.3
Weighted average number of ordinary shares outstanding for basic EPS	241.7	240.4	240.6
Effects of dilution from share options	—	—	2.1
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	241.7	240.4	242.7
Earnings / (Loss) per share
Basic earnings / (loss) per share	(4.70)	(2.77)	3.87
Diluted earnings / (loss) per share	(4.70)	(2.77)	3.83